Form N-1A Supplement	Sep. 30, 2025
AOT Growth and Innovation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AOT Growth and Innovation ETF (AOTG)
(the “Fund”)
December 22, 2025
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated September 30, 2025, as previously supplemented
Fund Website
Effective immediately, the Fund’s website is https://aotetf.com/AOTG. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.
Portfolio Rebalance Information
Effective January 20, 2026, the following replaces the the 3rd sentence of the 8th paragraph in the section entitled “Principal Investment Strategies” on pages 1-2 of the Summary Prospectus and Prospectus, and the 3rd sentence of the 9th paragraph in the section entitled “Additional Information About the Fund’s Investment Objective and Principal Investment Strategies” on pages 6-7 of the Prospectus:
The Sub-Adviser will rebalance the Fund’s portfolio to take advantage of market opportunities at any time.